Product warranties and recalls and other safety measures (Net Changes in Liabilities for Quality Assurances) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	¥ 1,769,275	¥ 1,702,312	¥ 1,696,938
Payments made during year	(490,117)	(489,461)	(586,943)
Provision for quality assurances	314,494	565,012	649,377
Changes relating to pre-existing quality assurances	(34,345)	(1,411)	(56,769)
Other	(6,194)	(7,177)	(291)
Liabilities for quality assurances at end of year	¥ 1,553,113	¥ 1,769,275	¥ 1,702,312